Pensions and Other Post Employment Benefit Plans - Summary of Principal Assumptions used in Determining Pension Benefit Obligations for Group's Plan (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Defined Benefit Plans [Line Items]
Discount rate	1.45%	2.30%	0.35%
Future salary increases	1.20%	1.20%
Future pensions increases	0.00%	0.00%
Demographic assumptions	BVG 2020 GT	BVG 2020 GT
Men
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age	65 years	65 years
Women
Disclosure Of Defined Benefit Plans [Line Items]
Retirement age	64 years	64 years